JOHN HANCOCK

          Retirement Funds

          PROSPECTUS -- CLASS R SHARES                                 10.1.2004

          Bond Fund

          Classic Value Fund

          Large Cap Select Fund

          Small Cap Equity fund

          Sovereign Investors Fund

          Strategic Income Fund

          U.S. Global Leaders Growth Fund

          [JOHN HANCOCK(R) LOGO]
          ----------------------
            JOHN HANCOCK FUNDS

          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS
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               JOHN HANCOCK RETIREMENT FUNDS -- CLASS R SHARES
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               BOND FUND                                                       4
               CLASSIC VALUE FUND                                              6
               LARGE CAP SELECT FUND                                           8
               SMALL CAP EQUITY FUND                                          10
               SOVEREIGN INVESTORS FUND                                       12
               STRATEGIC INCOME FUND                                          14
               U.S. GLOBAL LEADERS FUND                                       16

               YOUR ACCOUNT
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               WHO CAN BUY CLASS R SHARES                                     18
               CLASS R SHARES COST STRUCTURE                                  18
               OPENING AN ACCOUNT                                             18
               INFORMATION FOR PLAN PARTICIPANTS                              18
               BUYING SHARES                                                  19
               SELLING SHARES                                                 20
               TRANSACTION POLICIES                                           22
               DIVIDENDS AND ACCOUNT POLICIES                                 23
               ADDITIONAL INVESTOR SERVICES                                   23

               FUND DETAILS
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               BUSINESS STRUCTURE                                             24
               MANAGEMENT BIOGRAPHIES                                         25
               FINANCIAL HIGHLIGHTS                                           26

               FOR MORE INFORMATION                                   BACK COVER
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        OVERVIEW
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        JOHN HANCOCK RETIREMENT FUNDS -- CLASS R SHARES

        These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

        RISKS OF MUTUAL FUNDS

        Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

        THE MANAGEMENT FIRM


        All John Hancock funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of June 30, 2004 managed approximately $29 billion in assets.


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FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

GOAL AND STRATEGY

[GRAPHIC]

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

PAST PERFORMANCE

[GRAPHIC]

The fund's total return, measured year-by-year and over time.

MAIN RISKS

[GRAPHIC]

The major risk factors associated with the fund.

YOUR EXPENSES

[GRAPHIC]

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

BOND FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S.-dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

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PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class R shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class B shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class R shares have no sales charges and lower expenses than Class B shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS B, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: -0.50%

BEST QUARTER: Q2 '95, 6.34%
WORST QUARTER: Q1 '94, -2.70%

AFTER-TAX RETURNS
After-tax returns are shown for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEX (reflects no fees or taxes)
LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

CLASS B CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994   -3.72%
1995   18.72%
1996    3.32%
1997    8.90%
1998    6.75%
1999   -2.04%
2000    9.68%
2001    6.37%
2002    6.61%
2003    6.87%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                1 YEAR   5 YEAR   10 YEAR

Class B before tax                               1.87%    5.10%     6.13%
Class B after tax on distributions               0.33%    2.98%     3.66%
Class B after tax on distributions, with sale    1.19%    3.00%     3.65%
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Lehman Brothers Government/Credit Bond Index     4.67%    6.66%     6.98%

MAIN RISKS

[GRAPHIC]

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.
o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o    Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities not backed by the full faith and credit of the United States.

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YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class R is new, its expenses are based on Class B expenses, adjusted to reflect any changes.

ANNUAL OPERATING EXPENSES


Management fee                          0.50%
Distribution and service (12b-1) fees   0.50%
Service plan fee                        0.25%
Other expenses                          0.13%
Total fund operating expenses           1.38%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses   Year 1   Year 3   Year 5   Year 10


Class R     $ 141    $ 437    $ 755   $ 1,657


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PORTFOLIO MANAGERS

BARRY H. EVANS, CFA
Joined fund team in 2002

HOWARD C. GREENE, CFA
Joined fund team in 2002

BENJAMIN A. MATTHEWS
Joined fund team in 1995

SEE PAGE 25 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS R   Ticker           JHBRX
          CUSIP            410223507
          Newspaper        --
          SEC number       811-2402
          JH fund number   621

CLASSIC VALUE FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.


In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of August 31, 2004, this included companies with market values above approximately $4 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:


o    cheap on the basis of current price to estimated normal level of earnings
o    current earnings below normal levels
o    a sound plan to restore earnings to normal
o    a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

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PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to November 8, 2002, reflect the actual performance of the sole class of Pzena Focused Value Fund, the fund's predecessor. On November 8, 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be slightly higher than the predecessor fund's sole class of shares. Since Class R shares have existed for less than a full calendar year, no annual returns have been provided for Class R shares. Class R shares have no sales charge and higher expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the 1,000 largest publicly traded U.S. companies, whereas the fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 5.92%

BEST QUARTER: Q2 '99, 30.73%
WORST QUARTER: Q3 '98, -21.97%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEXES (reflect no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.
RUSSELL 1000 VALUE INDEX, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1997   24.57%
1998   -5.67%
1999    0.29%
2000   35.88%
2001   13.07%
2002   -6.37%
2003   36.25%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                                  LIFE OF
                                                1 YEAR   5 YEAR   CLASS A

Class A before tax (began 6-24-96)              29.47%   13.31%    12.52%
Class A after tax on distributions              28.97%   12.79%    11.56%
Class A after tax on distributions, with sale   19.22%   11.40%    10.49%
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Standard & Poor's 500 Index                     28.68%   -0.57%     8.65%
Russell 1000 Value Index                        30.03%    3.56%    10.47%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
o In a down market, higher-risk securities could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                          0.85%
Distribution and service (12b-1) fees   0.50%
Service plan fee                        0.25%
Other expenses                          0.31%
Total fund operating expenses(1)        1.91%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through November 8, 2004) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses   Year 1   Year 3    Year 5   Year 10

Class R     $ 194    $ 600   $ 1,032   $ 2,233

(1) THE ADVISER HAS AGREED TO LIMIT THE FUND'S EXPENSES (EXCLUDING TRANSFER AGENT AND 12B-1 FEES) TO 0.85% OF THE FUND'S AVERAGE DAILY NET ASSETS. THE ADVISER HAS AGREED NOT TO TERMINATE THIS LIMITATION UNTIL AT LEAST NOVEMBER 8, 2004. THIS LIMITATION HAS NOT BEEN REFLECTED IN THESE EXPENSES. NET OPERATING EXPENSES AFTER TAKING INTO ACCOUNT THIS EXPENSE REDUCTION WOULD BE 1.70%.

================================================================================

SUBADVISER

PZENA INVESTMENT MANAGEMENT, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

FUND CODES

CLASS R   Ticker           JCVRX
          CUSIP            409902699
          Newspaper        --
          SEC number       811-1677
          JH fund number   638

LARGE CAP SELECT FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

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PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to August 22, 2003 reflect the actual performance of the sole class of M.S.B. Fund, Inc., the fund's predecessor. On August 22, 2003, the fund acquired all of the assets of M.S.B. Fund, Inc., pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be substantially the same as the predecessor fund's sole class of shares. Since Class R shares have existed for less than a full calendar year, no annual returns have been provided for Class R shares. Class R shares have no sales charge and higher expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 3.20%

BEST QUARTER: Q4 '98, 22.56%
WORST QUARTER: Q3 '02, -12.82%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994    -1.68%
1995    24.97%
1996    21.18%
1997    28.88%
1998    31.45%
1999     5.79%
2000     5.68%
2001    -3.73%
2002   -15.08%
2003    17.15%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                1 YEAR   5 YEAR   10 YEAR

Class A before tax                              11.32%    0.34%     9.88%
Class A after tax on distributions              11.24%   -0.69%     7.26%
Class A after tax on distributions, with sale    7.46%   -0.01%     7.20%
-------------------------------------------------------------------------
Standard & Poor's 500 Index                     28.68%   -0.57%    11.07%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                  0.75%
Distribution and service (12b-1) fees           0.50%
Service plan fee                                0.25%
Other expenses                                  1.27%
Total fund operating expenses                   2.77%
Expense reimbursement (at least until 8-22-05)  0.89%
Net fund operating expenses                     1.88%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through August 22, 2005) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3    YEAR 5   YEAR 10

Class R     $ 191    $ 777   $ 1,390   $ 3,046

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SUBADVISER

SHAY ASSETS MANAGEMENT, INC.

Founded in 1981

Supervised by the adviser

PORTFOLIO MANAGERS

JOHN J. MCCABE
Senior vice president of subadviser
Managed fund since 1991

MARK F. TRAUTMAN
Vice president of subadviser
Managed fund since 1993

SEE PAGE 25 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS R   Ticker           --
          CUSIP            409902673
          Newspaper        --
          SEC number       811-1677
          JH fund number   649

SMALL CAP EQUITY FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $67.9 million to $1.97 billion as of August 31, 2004). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. Since Class R shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class B shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class R shares have no sales charges and lower expenses than Class B shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS B, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 4.00%

BEST QUARTER: Q4 '99, 47.52%
WORST QUARTER: Q3 '01, -33.81%

AFTER-TAX RETURNS
After-tax returns are shown for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEXES (reflect no fees or taxes)
RUSSELL 2000 INDEX, an unmanaged index of 2,000 U.S. small-capitalization stocks.

STANDARD & POOR'S 600 INDEX, an unmanaged index of 600 U.S. small-sized companies.


CLASS B CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1995    19.11%
1996    12.14%
1997    24.41%
1998    -2.77%
1999    97.03%
2000    -6.95%
2001    10.20%
2002   -44.67%
2003    47.77%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                                  LIFE OF
                                                1 YEAR   5 YEAR   CLASS B

Class B before tax (began 1-3-94)               42.77%   10.29%    11.24%
Class B after tax on distributions              42.77%    9.05%     9.79%
Class B after tax on distributions, with sale   27.80%    8.31%     9.11%
-------------------------------------------------------------------------
Russell 2000 Index                              47.25%    7.13%     9.57%
Standard & Poor's 600 Index                     38.79%    9.67%    11.58%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives, such as short sales, could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                          0.70%
Distribution and service (12b-1) fees   0.50%
Service plan fee                        0.25%
Other expenses                          0.21%
Total fund operating expenses           1.66%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10

Class R     $ 169    $ 523    $ 902   $ 1,965

================================================================================

PORTFOLIO MANAGERS

HENRY E. MEHLMAN, CFA
Joined fund team in 2002

ALAN E. NORTON, CFA
Joined fund team in 2002

SEE PAGE 25 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS R   Ticker           SPVRX
          CUSIP            409905833
          Newspaper        --
          SEC number       811-3999
          JH fund number   637

SOVEREIGN INVESTORS FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On August 31, 2004, that range was $505.9 million to $346.2 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class R shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class B shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class R shares have no sales charges and lower expenses than Class B shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS B, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 0.75%

BEST QUARTER: Q4 '98, 15.37%
WORST QUARTER: Q3 '02, -13.99%

AFTER-TAX RETURNS
After-tax returns are shown for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS B CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1995    28.16%
1996    16.67%
1997    28.14%
1998    14.78%
1999     5.20%
2000     3.32%
2001    -6.66%
2002   -19.29%
2003    18.75%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                                  LIFE OF
                                                1 YEAR   5 YEAR   CLASS B

Class B before tax (began 1-3-94)               13.75%   -0.88%     7.84%
Class B after tax on distributions              13.66%   -1.91%     6.39%
Class B after tax on distributions, with sale    8.93%   -1.08%     6.24%
-------------------------------------------------------------------------
Standard & Poor's 500 Index                     28.68%   -0.57%    11.10%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                          0.58%
Distribution and service (12b-1) fees   0.50%
Service plan fee                        0.25%
Other expenses                          0.36%
Total fund operating expenses           1.69%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10

Class R     $ 172    $ 533    $ 918   $ 1,998

================================================================================

PORTFOLIO MANAGERS

JOHN F. SNYDER, III
Joined fund team in 1983

BARRY H. EVANS, CFA
Joined fund team in 1996

PETER M. SCHOFIELD, CFA
Joined fund team in 1996

SEE PAGE 25 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS R   Ticker           SVIRX
          CUSIP            47803P849
          Newspaper        --
          SEC number       811-0560
          JH fund number   629

STRATEGIC INCOME FUND

GOAL AND STRATEGY

[GRAPHIC]

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets
o    U.S. government and agency securities
o    U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. Since Class R shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class B shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class R shares have no sales charges and lower expenses than Class B shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS B, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: -2.26%

BEST QUARTER: Q2 '03, 6.92%
WORST QUARTER: Q1 '94, -2.81%

AFTER-TAX RETURNS
After-tax returns are shown for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEXES (reflect no fees or taxes)
INDEX 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.
INDEX 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.
INDEX 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

CLASS B CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1994   -3.71%
1995   17.94%
1996   10.85%
1997   11.89%
1998    4.67%
1999    2.63%
2000    0.43%
2001    4.18%
2002    6.55%
2003   16.07%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                1 YEAR   5 YEAR   10 YEAR

Class B before tax                              11.07%    5.54%     7.10%
Class B after tax on distributions               8.08%    2.61%     3.90%
Class B after tax on distributions, with sale    7.11%    2.85%     4.00%
-------------------------------------------------------------------------
Index 1                                         28.15%    5.02%     7.05%
Index 2                                          2.36%    6.22%     6.71%
Index 3                                         14.91%    5.75%     6.79%

MAIN RISKS

[GRAPHIC]

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.
o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o Stock investments may go down in value due to stock market movements or negative company or industry events.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o    Certain derivatives could produce disproportionate losses.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class R is new, its expenses are based on Class B expenses, adjusted to reflect any changes.

ANNUAL OPERATING EXPENSES


Management fee                          0.36%
Distribution and service (12b-1) fees   0.50%
Service plan fee                        0.25%
Other expenses                          0.27%
Total fund operating expenses           1.38%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10


Class R     $ 141    $ 437    $ 755   $ 1,657


================================================================================

PORTFOLIO MANAGERS

FREDERICK L. CAVANAUGH, JR.
Joined fund team in 1986

DANIEL S. JANIS, III
Joined fund team in 1999

SEE PAGE 25 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS R   Ticker           JSTRX
          CUSIP            410227821
          Newspaper        --
          SEC number       811-4651
          JH fund number   691

U.S. GLOBAL LEADERS GROWTH FUND

GOAL AND STRATEGY

{GRAPHIC]

The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

o Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.
o Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.


As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $505.9 million to $346.2 billion as of August 31, 2004).


The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[GRAPHIC]

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to May 17, 2002, reflect the actual performance of the sole class of U.S. Global Leaders Growth Fund, the fund's predecessor. On May 17, 2002, the fund acquired all of the assets of U.S. Global Leaders Growth Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be substantially the same as the predecessor fund's sole class of shares. Since Class R shares have not existed for a full calendar year, no annual returns have been provided for Class R shares. Class R shares have no sales charge and higher expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS

2004 RETURN AS OF 6-30-04: 4.28%

BEST QUARTER: Q4 '98, 29.43%
WORST QUARTER: Q3 '98, -16.69%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1996    22.94%
1997    40.68%
1998    31.98%
1999     7.88%
2000     4.15%
2001    -6.83%
2002   -14.51%
2003    19.24%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                                  LIFE OF
                                                1 YEAR   5 YEAR   CLASS A

Class A before tax (began 9-29-95)              13.25%    0.27%    11.57%
Class A after tax on distributions              13.25%    0.27%    11.53%
Class A after tax on distributions, with sale    8.62%    0.23%    10.28%
-------------------------------------------------------------------------
Standard & Poor's 500 Index                     28.68%   -0.57%     9.85%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational international operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
o In a down market, higher-risk securities could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                          0.75%
Distribution and service (12b-1) fees   0.50%
Service plan fee                        0.25%
Other expenses                          0.36%
Total fund operating expenses           1.86%

The hypothetical example below shows what your expenses would be after the expense reimbursement if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10

Class R     $ 180    $ 576    $ 997   $ 2,172

================================================================================

SUBADVISER

SUSTAINABLE GROWTH ADVISERS, LP

Responsible for day-to-day investment management

Founded in 2003

Supervised by the adviser

PORTFOLIO MANAGERS

GORDON M. MARCHAND, CFA, CIC
Managed fund since 1995

GEORGE P. FRAISE
Joined fund team in 2000

ROBERT L. ROHN
Joined fund team in 2003

SEE PAGE 25 FOR THE MANAGEMENT BIOGRAPHIES.

FUND CODES

CLASS R   Ticker           UGLRX
          CUSIP            409902681
          Newspaper        --
          SEC number       811-1677
          JH fund number   626

YOUR ACCOUNT

--------------------------------------------------------------------------------
WHO CAN BUY CLASS R SHARES

Class R shares are available to certain types of investors, as noted below:

     o 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).
     o The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds to utilize Class R shares in certain investment products or programs.
     o Class R shares are available only to retirement plans where Class R shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).
     o Rollover individual retirement accounts are available for participants whose plans are invested in Class R shares.

CLASS R SHARES ARE NOT AVAILABLE TO RETAIL OR INSTITUTIONAL NON-RETIREMENT ACCOUNTS, TRADITIONAL AND ROTH IRAS, COVERDELL EDUCATIONAL SAVINGS ACCOUNTS, SEPS, SAR-SEPS, SIMPLE IRAS OR INDIVIDUAL 403(b) PLANS.

--------------------------------------------------------------------------------
CLASS R SHARES COST STRUCTURE

Class R shares are offered without any front-end or contingent deferred sales charges.

Class R shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

YOUR BROKER OR AGENT MAY CHARGE YOU A FEE TO EFFECT TRANSACTIONS IN FUND SHARES.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, THEY MAY COST SHAREHOLDERS MORE THAN OTHER TYPES OF SALES CHARGES.

OTHER CLASSES OF SHARES OF THE FUNDS, WHICH HAVE THEIR OWN EXPENSE STRUCTURE, MAY BE OFFERED IN SEPARATE PROSPECTUSES.

JOHN HANCOCK FUNDS MAY PAY SIGNIFICANT COMPENSATION OUT OF ITS OWN RESOURCES TO YOUR BROKER/DEALER.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2    Determine if you are eligible, referring to "Who can buy Class R shares."

3 Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial service firm authorized to sell Class R shares of the funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from its financial representative, plan administrator or by calling 1-888-972-8696.

--------------------------------------------------------------------------------
INFORMATION FOR PLAN PARTICIPANTS

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirements plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the funds.

18  YOUR ACCOUNT

FOR IRA ROLLOVER ACCOUNTS ONLY

BUYING SHARES

              OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT

BY CHECK

[GRAPHIC]     o  Make out a check for the investment amount,       o  Make out a check for the investment amount payable
                 payable to "John Hancock Signature Services,         to "John Hancock Signature Services, Inc."
                 Inc."

              o  Deliver the check and your completed              o  Fill out the detachable investment slip from an
                 application to your financial representative,        account statement. If no slip is available, include
                 or mail them to Signature Services (address          a note specifying the fund name, your share class,
                 below).                                              your account number and the name(s) in which the
                                                                      account is registered.

                                                                   o  Deliver the check and your investment slip or
                                                                      note to your financial representative, or mail
                                                                      them to Signature Services (address below).

BY EXCHANGE

[GRAPHIC]     o  Call your financial representative or Signature   o  Call your financial representative or Signature
                 Services to request an exchange.                     Services to request an exchange.

              o  You may only exchange Class R shares for other    o  You may only exchange Class R shares for other Class
                 Class R shares or Money Market Fund Class A          R shares or Money Market Fund Class A shares.
                 shares.

BY WIRE

[GRAPHIC]     o  Deliver your completed application to your        o  Instruct your bank to wire the amount of your
                 financial representative, or mail it to              investment to:
                 Signature Services.                                    First Signature Bank & Trust
                                                                        Account # 900022260
              o  Obtain your account number by calling your             Routing # 211475000
                 financial representative or Signature Services.
                                                                   Specify the fund name, your share class, your account
              o  Instruct your bank to wire the amount of your     number and the name(s) in which the account is
                 investment to:                                    registered. Your bank may charge a fee to wire funds.
                    First Signature Bank & Trust
                    Account # 900022260
                    Routing # 211475000

              Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

BY PHONE

[GRAPHIC]     See "By exchange" and "By wire."                     o  Verify that your bank or credit union is a member
                                                                      of the Automated Clearing House (ACH) system.

                                                                   o  Complete the "To Purchase, Exchange or Redeem
                                                                      Shares via Telephone" and "Bank Information"
                                                                      sections on your account application.

                                                                   o  Call Signature Services to verify that these
                                                                      features are in place on your account.

                                                                   o  Call your financial representative or Signature
                                                                      Services with the fund name(s), your share
                                                                      class, your account number, the name(s) in which
                                                                      the account is registered and the amount of
                                                                      your investment.

     ADDRESS:
     John Hancock Signature Services, Inc.
     1 John Hancock Way, Suite 1001
     Boston, MA 02217-1001

     PHONE NUMBER: 1-888-972-8696

                                                                YOUR ACCOUNT  19

SELLING SHARES

                                                                   TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER

[GRAPHIC]     o  Sales of any amount; however, sales of $5         o  Write a letter of instruction indicating the fund
                 million or more must be made by letter.              name, your account number, your share class, the
                                                                      name(s) in which the account is registered and
              o  Certain requests will require a Medallion            the dollar value or number of shares you wish
                 signature guarantee. Please refer to "Selling        to sell.
                 shares in writing" (see next page).
                                                                   o  Include all signatures and any additional documents
                                                                      that may be required (see next page).

                                                                   o  Mail the materials to Signature Services.

                                                                   o  A check or wire will be sent according to your
                                                                      letter of instruction.

BY PHONE

[GRAPHIC]     o  Sales of up to $5 million.                        o  To place your request with a representative at John
                                                                      Hancock Funds, call Signature Services between 8:30
                                                                      A.M. and 5:00 P.M. Eastern Time on most business
                                                                      days or your financial representative.

                                                                   o  Redemption proceeds of up to $100,000 may be
                                                                      sent by wire or by check. A check will be mailed
                                                                      to the exact name(s) and address on the
                                                                      account. Redemption proceeds exceeding $100,000
                                                                      must be wired to your designated bank account.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

[GRAPHIC]     o  Requests by letter to sell any amount.            o  To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to
              o  Requests by phone to sell up to $5 million           an existing account, call Signature Services.
                 (accounts with telephone redemption
                 privileges).                                      o  Amounts of $5 million or more will be wired on the
                                                                      next business day.

                                                                   o  Amounts up to $100,000 may be sent by EFT or by
                                                                      check. Funds from EFT transactions are generally
                                                                      available by the second business day. Your bank may
                                                                      charge a fee for this service.

BY EXCHANGE

[GRAPHIC]     o  Sales of any amount.                              o  Obtain a current prospectus for the fund into which
                                                                      you are exchanging by Internet or by calling your
                                                                      financial representative or Signature Services.

                                                                   o  You may only exchange Class R shares for other Class R
                                                                      shares or Money Market Fund Class A shares.

                                                                   o  Call your financial representative or Signature
                                                                      Services to request an exchange.

20  YOUR ACCOUNT

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days

o    you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

SELLER                                                          REQUIREMENTS FOR WRITTEN REQUESTS                [GRAPHIC]
Owners of individual retirement accounts and certain other      o  Letter of instruction.
retirement accounts.
                                                                o  On the letter, the signatures of all
                                                                   persons authorized to sign for the account,
                                                                   exactly as the account is registered.

                                                                o  Signature guarantee if applicable (see
                                                                   above).

                                                                o  Corporate business/organization resolution
                                                                   if applicable.

Executors of shareholder estates.                               o  Letter of instruction signed by executor.

                                                                o  Copy of order appointing executor,
                                                                   certified within the past 12 months.

                                                                o  Signature guarantee if applicable (see
                                                                   above).

ADDRESS:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

PHONE NUMBER: 1-888-972-8696

                                                                YOUR ACCOUNT  21

--------------------------------------------------------------------------------
TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the funds may trade on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

EXECUTION OF REQUESTS The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the funds may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


EXCHANGES You may exchange Class R shares for Class R shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R shares. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

EXCESSIVE TRADING The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

The funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a fund reasonably believes that the trading activity in the account(s) would be disruptive to the fund. For example, a fund may refuse a purchase order if the fund's adviser believes that it would be unable to invest the money effectively in accordance with the fund's investment policies or the fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

A fund and/or its service providers currently undertake a variety of measures designed to help detect market timing activity including monitoring shareholder transaction activity and cash flows. The trading history of accounts under common ownership or control may be considered in enforcing these policies. Despite these measures, however, a fund and/or its service providers may not be able to detect or prevent all instances of short-term trading. For example, a fund may not have sufficient information regarding the beneficial ownership of shares owned through financial intermediaries or other omnibus-type account arrangements to enforce these policies.


ACCOUNT INFORMATION John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

22  YOUR ACCOUNT

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o    after any changes of name or address of the registered owner(s)
o    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

The transfer agent maintains an account for each financial services firm and records all account transactions. Retirement Plan Accounts will be sent confirmation statements showing the details of your transactions as they occur.


DIVIDENDS The funds generally distribute most or all of their net earnings annually in the form of dividends. Sovereign Investors Fund typically declares and pays income dividends quarterly. Bond Fund and Strategic Income Fund generally declare dividends daily and pay them monthly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually. With respect to Bond Fund and Strategic Income Fund, your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.


DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

FUND SECURITIES The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings.

                                                                YOUR ACCOUNT  23

FUND DETAILS

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Classic Value, Large Cap Select and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Bond, Large Cap Select, Small Cap Equity and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

MANAGEMENT FEES The management fees paid to the investment adviser by the John Hancock funds' last fiscal year are as follows:

FUND                         % OF NET ASSETS
Bond                                  0.50%
Classic Value                         0.49%*
Large Cap Select                      0.00%*
Small Cap Equity                      0.70%
Sovereign Investors                   0.58%

Strategic Income                      0.36%

U.S. Global Leaders Growth            0.75%

* AFTER EXPENSE REIMBURSEMENT.

                                     [CHART]

24  FUND DETAILS

SUBADVISER Pzena Investment Management, LLC ("PIM") subadvises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal and Chief Executive Officer. PIM provides investment advisory services to individual and institutional investors, and as of June 30, 2004, had total assets under management of approximately $7.2 billion.

Shay Assets Management, Inc. ("SAM") subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $5 billion in assets as of June 30, 2004, and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

Sustainable Growth Advisers, LP ("SGA") subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George Fraise, Gordon Marchand and Robert L. Rohn each own 33 1/3% of SGA. Total assets under management by SGA principals as of June 30, 2004 were approximately $1 billion.


--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the funds. It is a brief summary of their business careers over the past five years.

FREDERICK L. CAVANAUGH, JR.
--------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1975

BARRY H. EVANS, CFA
--------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

GEORGE P. FRAISE
--------------------------------------------
Principal of subadviser
Executive vice president of Yeager, Wood &
 Marshall, Inc. (2000-2003)
Portfolio manager of Scudder Kemper
 Investments (1997-2000)
Began business career in 1987

HOWARD C. GREENE, CFA
--------------------------------------------
Senior vice president
Joined John Hancock Advisers in 2002
Vice president, Sun Life Financial
 Services Company of Canada (1987-2002)
Began business career in 1979

DANIEL S. JANIS, III
--------------------------------------------
Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984

GORDON M. MARCHAND, CFA, CIC
--------------------------------------------
Principal of subadviser
Chief financial and operating officer of
 Yeager, Wood & Marshall, Inc. (1984-2003)
Began business career in 1978

BENJAMIN A. MATTHEWS
--------------------------------------------
Vice president
Joined John Hancock Advisers in 1995
Began business career in 1970

JOHN J. MCCABE
--------------------------------------------
Senior vice president of subadviser
Began business career in 1965

HENRY E. MEHLMAN, CFA
--------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group
 (2001-2002)
Vice president and director of research, Congress Asset Management Co.
 (1999-2001)
Consultant, Essex Management (1996-1999)
Began business career in 1972

ALAN E. NORTON, CFA
--------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group
 (2001-2002)
Portfolio manager and director of research, Congress Asset Management Co.
 (1995-2001)
Began business career in 1987

ROBERT L. ROHN
--------------------------------------------
Principal of subadviser
Chairman and chief executive officer,
 W.P. Stewart, Inc. (1991-2003)
Began business career in 1983

PETER M. SCHOFIELD, CFA
--------------------------------------------
Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

JOHN F. SNYDER, III
--------------------------------------------
Executive vice president
Joined John Hancock Advisers in 1991
Began business career in 1971

MARK F. TRAUTMAN
--------------------------------------------
Vice president of subadviser
Began business career in 1986

                                                                FUND DETAILS  25

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FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Since Class R shares have existed for less than a full calendar year, financial highlights have also been provided for the share class shown in the "Past Performance" section of this prospectus for each fund, which are offered in a separate prospectus.

BOND FUND

FIGURES FOR THE YEARS ENDED 5-31-03 AND 5-31-04 WERE AUDITED BY
PRICEWATERHOUSECOOPERS LLP.


CLASS R SHARES PERIOD ENDED                                                                                     5-31-04(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                            $ 14.93
Net investment income(2)                                                                                           0.54
Net realized and unrealized gain on investments                                                                    0.10
TOTAL FROM INVESTMENT OPERATIONS                                                                                   0.64
LESS DISTRIBUTIONS
From net investment income                                                                                        (0.59)
NET ASSET VALUE, END OF PERIOD                                                                                  $ 14.98
TOTAL RETURN(3) (%)                                                                                                4.30(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                              --(5)
Ratio of expenses to average net assets (%)                                                                        1.38(6)
Ratio of net investment income to average net assets (%)                                                           4.40(6)
Portfolio turnover (%)                                                                                              241

CLASS B SHARES PERIOD ENDED:                               5-31-00(7)   5-31-01(7)   5-31-02(7),(8)   5-31-03   5-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 14.76      $ 13.93      $ 14.69          $ 14.71   $ 15.69
Net investment income(2)                                      0.86         0.83         0.72             0.62      0.59
Net realized and unrealized gain (loss) on investments       (0.83)        0.76         0.06             1.02     (0.65)
TOTAL FROM INVESTMENT OPERATIONS                              0.03         1.59         0.78             1.64     (0.06)
LESS DISTRIBUTIONS
From net investment income                                   (0.86)       (0.83)       (0.76)           (0.66)    (0.65)
NET ASSET VALUE, END OF PERIOD                             $ 13.93      $ 14.69      $ 14.71          $ 15.69   $ 14.98
TOTAL RETURN(3) (%)                                           0.27        11.64         5.37            11.48      0.39

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $   197      $   218      $   236          $   233   $   164
Ratio of expenses to average net assets (%)                   1.81         1.78         1.81             1.82      1.79
Ratio of net investment income to average net assets (%)      6.00         5.71         4.81             4.15      3.84
Portfolio turnover (%)                                         162          235          189              273       241

(1)  CLASS R SHARES BEGAN OPERATIONS ON 8-5-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4)  NOT ANNUALIZED.
(5)  LESS THAN $500,000.
(6)  ANNUALIZED.
(7)  AUDITED BY PREVIOUS AUDITOR, ERNST & YOUNG LLP.
(8) AS REQUIRED, EFFECTIVE JUNE 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATING TO THE AMORTIZATION OF PREMIUMS AND ACCRETION OF DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE ON PER SHARE AMOUNTS FOR THE YEAR ENDED MAY 31, 2002, WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.04, INCREASE NET REALIZED AND UNREALIZED GAINS PER SHARE BY $0.04 AND, HAD THE FUND NOT MADE THESE CHANGES TO AMORTIZATION AND ACCRETION, THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 5.11%. PER SHARE RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JUNE 1, 2001, HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.


26  FUND DETAILS

CLASSIC VALUE FUND

*FIGURES FOR THE YEARS ENDED 12-31-02 AND 12-31-03 WERE AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS R SHARES PERIOD ENDED:                                                                                             12-31-03(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                      $ 17.20
Net investment income(2)                                                                                                     0.05
Net realized and unrealized gain on investments                                                                              3.24
TOTAL FROM INVESTMENT OPERATIONS                                                                                             3.29
LESS DISTRIBUTIONS
From net investment income                                                                                                  (0.10)
From net realized gain                                                                                                      (0.12)
                                                                                                                            (0.22)
NET ASSET VALUE, END OF PERIOD                                                                                            $ 20.27
TOTAL RETURN(3),(4) (%)                                                                                                     19.21(5)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                                        --(6)
Ratio of expenses to average net assets (%)                                                                                  1.55(7)
Ratio of adjusted expenses to average net assets(8) (%)                                                                      1.91(7)
Ratio of net investment income to average net assets (%)                                                                     0.69(7)
Portfolio turnover (%)                                                                                                         25

CLASS A SHARES PERIOD ENDED:                        4-30-99(9)   4-30-00(9)   4-30-01(9)   4-30-02(9)   12-31-02(10),(11)  12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD               $  14.40      $ 11.83      $ 11.63      $ 16.08      $  18.16            $ 15.07
Net investment income (loss)(2)                       (0.05)       (0.06)        0.02         0.05          0.05               0.20
Net realized and unrealized gain (loss) on
investments                                           (2.02)        0.19         4.43         2.42         (2.68)              5.25
TOTAL FROM INVESTMENT OPERATIONS                      (2.07)        0.13         4.45         2.47         (2.63)              5.45
LESS DISTRIBUTIONS
From net investment income                               --           --           --        (0.06)        (0.02)             (0.13)
From net realized gain                                (0.50)       (0.33)          --        (0.33)        (0.44)             (0.12)
                                                      (0.50)       (0.33)          --        (0.39)        (0.46)             (0.25)
NET ASSET VALUE, END OF PERIOD                     $  11.83      $ 11.63      $ 16.08      $ 18.16      $  15.07            $ 20.27
TOTAL RETURN(3),(4) (%)                              (14.03)        1.34        38.26        15.67        (14.00)(5)          36.25

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $      7      $     5      $    11      $    22      $     22            $   145
Ratio of expenses to average net assets (%)            1.75         1.75         1.75         1.25          1.27(7)            1.16
Ratio of adjusted expenses to average net
assets(8) (%)                                          2.60         2.99         2.81         2.01          2.57(7)            1.52
Ratio of net investment income (loss) to average
net assets (%)                                        (0.41)       (0.47)        0.22         0.34          0.44(7)            1.13
Portfolio turnover (%)                                   47           50           78           38            47                 25

(1)  CLASS R SHARES BEGAN OPERATIONS ON 8-5-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(5)  NOT ANNUALIZED.
(6)  LESS THAN $500,000.
(7)  ANNUALIZED.
(8)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTION DURING THE PERIODS
     SHOWN.
(9)  AUDITED BY PREVIOUS AUDITOR.
(10) EFFECTIVE 11-8-02, SHAREHOLDERS OF THE FORMER PZENA FOCUSED VALUE FUND BECAME OWNERS OF AN EQUAL NUMBER OF FULL AND FRACTIONAL CLASS A SHARES OF THE JOHN HANCOCK CLASSIC VALUE FUND. ADDITIONALLY, THE ACCOUNTING AND PERFORMANCE HISTORY OF THE FORMER PZENA FOCUSED VALUE FUND WAS REDESIGNATED AS THAT OF CLASS A OF JOHN HANCOCK CLASSIC VALUE FUND.
(11) EFFECTIVE 12-31-02, THE FISCAL YEAR END CHANGED FROM APRIL 30 TO DECEMBER
     31.

================================================================================

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR CLASS A FOR THE YEAR OR PERIOD ENDED APRIL 30, 1999, 2000, 2001 AND 2002, AND DECEMBER 31, 2002 AND 2003 WOULD HAVE
BEEN (14.88%), 0.10%, 37.20%, 14.91%, (14.87%) AND 35.89%, RESPECTIVELY. FOR
CLASS R, THE RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 WOULD HAVE BEEN
19.06%.

                                                                FUND DETAILS  27

LARGE CAP SELECT FUND

FIGURES FOR THE YEAR ENDED 12-31-03 WERE AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS R SHARES PERIOD ENDED:                                                                                      12-31-03(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $ 17.10
Net investment loss(2)                                                                                               (0.02)
Net realized and unrealized gain on investments                                                                       0.80
TOTAL FROM INVESTMENT OPERATIONS                                                                                      0.78
LESS DISTRIBUTIONS
From net realized gain                                                                                               (0.09)
NET ASSET VALUE, END OF PERIOD                                                                                     $ 17.79
TOTAL RETURN(3),(4) (%)                                                                                               4.56(5)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                                 --(6)
Ratio of expenses to average net assets (%)                                                                           1.88(7)
Ratio of adjusted expenses to average net assets(8) (%)                                                               2.77(7)
Ratio of net investment loss to average net assets (%)                                                               (0.27)(7)
Portfolio turnover (%)                                                                                                  22

CLASS A SHARES PERIOD ENDED:                              12-31-99(9)   12-31-00(9)   12-31-01(9)   12-31-02(9)   12-31-03(10)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 21.49       $ 21.09       $ 20.74      $  18.78       $ 15.27
Net investment income (loss)(2)                               0.01            --(11)     (0.03)           --(11)     (0.01)
Net realized and unrealized gain (loss) on investments        1.20          1.18         (0.74)        (2.83)         2.63
TOTAL FROM INVESTMENT OPERATIONS                              1.21          1.18         (0.77)        (2.83)         2.62
LESS DISTRIBUTIONS
From net investment income                                   (0.01)           --            --            --            --
From net realized gains                                      (1.60)        (1.53)        (1.19)        (0.68)        (0.09)
                                                             (1.61)        (1.53)        (1.19)        (0.68)        (0.09)
NET ASSET VALUE, END OF PERIOD                             $ 21.09       $ 20.74       $ 18.78      $  15.27       $ 17.80
TOTAL RETURN(3),(4) (%)                                       5.79          5.68         (3.73)       (15.08)        17.15

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $    68       $    64       $    59      $     50       $    55
Ratio of expenses to average net assets (%)                   1.24          1.31          1.44          1.38          1.51
Ratio of adjusted expenses to average net assets(8) (%)       1.26          1.43          1.52          1.48          1.89
Ratio of net investment income (loss) to average net
assets (%)                                                    0.03         (0.01)        (0.14)        (0.01)        (0.03)
Portfolio turnover (%)                                          22            15            13            18            22

(1)  CLASS R SHARES BEGAN OPERATIONS ON 11-03-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(5)  NOT ANNUALIZED.
(6)  LESS THAN $500,000.
(7)  ANNUALIZED.
(8)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIOD
     SHOWN.
(9) DECEMBER 31, 2002 AUDITED BY PREVIOUS AUDITOR. DECEMBER 31, 2001, 2000 AND 1999 AUDITED BY OTHER AUDITORS.
(10) EFFECTIVE 8-25-03, SHAREHOLDERS OF THE FORMER M.S.B. FUND, INC. BECAME OWNERS OF AN EQUAL NUMBER OF FULL AND FRACTIONAL SHARES OF CLASS A SHARES OF THE JOHN HANCOCK LARGE CAP SELECT FUND. ADDITIONALLY, THE ACCOUNTING AND PERFORMANCE HISTORY OF THE FORMER M.S.B. FUND, INC. WAS REDESIGNATED AS THAT OF CLASS A OF JOHN HANCOCK LARGE CAP SELECT FUND.
(11) LESS THAN $0.01 PER SHARE.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR CLASS A FOR THE YEARS ENDED DECEMBER 31, 1999, 2000, 2001, 2002 AND 2003 WOULD HAVE BEEN 5.77%, 5.56%, (3.81%),
(15.18%) AND 16.77%, RESPECTIVELY. FOR CLASS R, THE RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 WOULD HAVE BEEN 4.42%.

28  FUND DETAILS

SMALL CAP EQUITY FUND

FIGURES FOR THE YEAR 10-31-03 WERE AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS R SHARES PERIOD ENDED:                                                                                      10-31-03(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $ 13.51
Net investment loss(2)                                                                                               (0.03)
Net realized and unrealized gain on investments                                                                       2.12
TOTAL FROM INVESTMENT OPERATIONS                                                                                      2.09
NET ASSET VALUE, END OF PERIOD                                                                                     $ 15.60
TOTAL RETURN(3) (%)                                                                                                  15.47(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                                 --(5)
Ratio of expenses to average net assets (%)                                                                           1.66(6)
Ratio of net investment loss to average net assets (%)                                                               (0.86)(6)
Portfolio turnover (%)                                                                                                  52

CLASS B SHARES PERIOD ENDED:                              10-31-99(7)   10-31-00(7)   10-31-01(7)   10-31-02(7)   10-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.71       $ 16.98      $  21.51      $  16.02       $ 10.96
Net investment loss(2)                                       (0.18)        (0.31)        (0.31)        (0.26)        (0.19)
Net realized and unrealized gain (loss) on investments        6.58          6.21         (3.37)        (4.63)         4.08
TOTAL FROM INVESTMENT OPERATIONS                              6.40          5.90         (3.68)        (4.89)         3.89
LESS DISTRIBUTIONS
From net realized gain                                       (0.13)        (1.37)        (1.81)        (0.17)           --
NET ASSET VALUE, END OF PERIOD                             $ 16.98       $ 21.51      $  16.02      $  10.96       $ 14.85
TOTAL RETURN(3) (%)                                          60.33(8)      36.73        (18.58)       (30.90)        35.49

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $    75       $   249      $    288      $    175       $   191
Ratio of expenses to average net assets (%)                   2.06          2.06          2.05          2.28          2.53
Ratio of adjusted expenses to average net assets(9) (%)       2.21            --            --            --            --
Ratio of net investment loss to average net assets (%)       (1.34)        (1.38)        (1.65)        (1.70)        (1.61)
Portfolio turnover (%)                                         140            36            66            44            52

(1)  CLASS R SHARES BEGAN OPERATIONS ON 8-5-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4)  NOT ANNUALIZED.
(5)  LESS THAN $500,000.
(6)  ANNUALIZED.
(7)  AUDITED BY PREVIOUS AUDITOR.
(8) TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(9)  DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIOD
     SHOWN.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR THE YEAR OR PERIOD ENDED OCTOBER 31, 1999, WOULD HAVE BEEN 60.18%.

                                                                FUND DETAILS  29

SOVEREIGN INVESTORS FUND

FIGURES FOR THE YEAR ENDED 12-31-03 WERE AUDITED BY DELOITTE & TOUCHE LLP.

CLASS R SHARES PERIOD ENDED:                                                                                           12-31-03(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                    $ 16.63
Net investment income(2)                                                                                                   0.02
Net realized and unrealized gain on investments                                                                            2.11
TOTAL FROM INVESTMENT OPERATIONS                                                                                           2.13
LESS DISTRIBUTIONS
From net investment income                                                                                                (0.01)
NET ASSET VALUE, END OF PERIOD                                                                                          $ 18.75
TOTAL RETURN(3) (%)                                                                                                       12.84(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                                      --(5)
Ratio of expenses to average net assets (%)                                                                                1.69(6)
Ratio of net investment income to average net assets (%)                                                                   0.27(6)
Portfolio turnover (%)                                                                                                       47

CLASS B SHARES PERIOD ENDED:                               12-31-99(7)   12-31-00(7)   12-31-01(7),(8)   12-31-02(7)   12-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 24.20       $ 24.48       $ 23.31           $ 19.86       $ 15.79
Net investment income(2)                                       0.13          0.17          0.17              0.12          0.03
Net realized and unrealized gain (loss) on investments         1.11          0.60         (1.76)            (3.94)         2.92
TOTAL FROM INVESTMENT OPERATIONS                               1.24          0.77         (1.59)            (3.82)         2.95
LESS DISTRIBUTIONS
From net investment income                                    (0.18)        (0.17)        (0.21)            (0.13)        (0.03)
From net realized gain                                        (0.78)        (1.77)        (1.65)            (0.12)           --
                                                              (0.96)        (1.94)        (1.86)            (0.25)        (0.03)
NET ASSET VALUE, END OF PERIOD                              $ 24.48       $ 23.31       $ 19.86           $ 15.79       $ 18.71
TOTAL RETURN(3) (%)                                            5.20          3.32         (6.66)           (19.29)        18.75

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $   820       $   663       $   551           $   328       $   315
Ratio of expenses to average net assets (%)                    1.73          1.78          1.80              1.87          1.94
Ratio of net investment income to average net assets (%)       0.54          0.75          0.80              0.65          0.16
Portfolio turnover (%)                                           64            46            76                85           47

(1)  CLASS R SHARES BEGAN OPERATIONS ON 8-5-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4)  NOT ANNUALIZED.
(5)  LESS THAN $500,000.
(6)  ANNUALIZED.
(7)  AUDITED BY PREVIOUS AUDITOR, ERNST & YOUNG LLP.
(8) AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATING TO THE AMORTIZATION OF PREMIUMS AND ACCRETION OF DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE ON PER SHARE AMOUNTS FOR THE YEAR ENDED DECEMBER 31, 2001, WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.01, DECREASE NET REALIZED AND UNREALIZED LOSSES PER SHARE BY $0.01 AND, HAD THE FUND NOT MADE THESE CHANGES TO AMORTIZATION AND ACCRETION, THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.83%. PER SHARE RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001, HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

30  FUND DETAILS

STRATEGIC INCOME FUND

FIGURES AUDITED BY PRICEWATERHOUSECOOPERS LLP.


CLASS R SHARES PERIOD ENDED                                                                                  5-31-04(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                         $  6.83
Net investment income(2)                                                                                        0.26
Net realized and unrealized gain on investments                                                                 0.05
TOTAL FROM INVESTMENT OPERATIONS                                                                                0.31
LESS DISTRIBUTIONS
From net investment income                                                                                     (0.30)
From net realized gain                                                                                         (0.15)
                                                                                                               (0.45)
NET ASSET VALUE, END OF PERIOD                                                                               $  6.69
TOTAL RETURN(3) (%)                                                                                             4.42(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                           --(5)
Ratio of expenses to average net assets (%)                                                                     1.38(6)
Ratio of net investment income to average net assets (%)                                                        4.66(6)
Portfolio turnover (%)                                                                                            42

CLASS B SHARES PERIOD ENDED:                                5-31-00(7)   5-31-01(7)   5-31-02(7)  5-31-03    5-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                        $  7.46      $  6.97      $  6.61     $  6.49    $  7.08
Net investment income(2)                                       0.54         0.52         0.42        0.34       0.31
Net realized and unrealized gain (loss) on investments        (0.49)       (0.35)       (0.08)       0.64      (0.20)
TOTAL FROM INVESTMENT OPERATIONS                               0.05         0.17         0.34        0.98       0.11
LESS DISTRIBUTIONS
From net investment income                                    (0.54)       (0.52)       (0.42)      (0.39)     (0.35)
From net realized gain                                           --           --           --          --      (0.15)
From capital paid in                                             --        (0.01)       (0.04)         --         --
                                                              (0.54)       (0.53)       (0.46)      (0.39)     (0.50)
NET ASSET VALUE, END OF PERIOD                              $  6.97      $  6.61      $  6.49     $  7.08    $  6.69
TOTAL RETURN(3) (%)                                            0.65         2.44         5.49       15.69       1.52

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $   564      $   555      $   556     $   613    $   529
Ratio of expenses to average net assets (%)                    1.61         1.63         1.63        1.65       1.60
Ratio of net investment income to average net assets (%)       7.39         7.69         6.36        5.13       4.41
Portfolio turnover (%)                                           36(8)        48           69          71         42

(1)  CLASS R SHARES BEGAN OPERATIONS ON 8-5-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4)  NOT ANNUALIZED.
(5)  LESS THAN $500,000.
(6)  ANNUALIZED.
(7) AS REQUIRED, EFFECTIVE JUNE 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATING TO THE AMORTIZATION OF PREMIUMS AND ACCRETION OF DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE ON PER SHARE AMOUNTS FOR THE YEAR ENDED MAY 31, 2002, WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.03, DECREASE NET REALIZED AND UNREALIZED LOSSES PER SHARE BY $0.03 AND, HAD THE FUND NOT MADE THESE CHANGES TO AMORTIZATION AND ACCRETION, THE ANNUALIZED RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 6.89%. PER SHARE RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JUNE 1, 2001, HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(8)  EXCLUDES MERGER ACTIVITY.


                                                                FUND DETAILS  31

U.S. GLOBAL LEADERS GROWTH FUND

FIGURES FOR THE YEAR ENDED 12-31-03 WERE AUDITED BY PRICEWATERHOUSECOOPERS LLP.

CLASS R SHARES PERIOD ENDED:                                                                                            12-31-03(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                     $ 23.02
Net investment loss(2)                                                                                                     (0.04)
Net realized and unrealized gain on investments                                                                             2.70
TOTAL FROM INVESTMENT OPERATIONS                                                                                            2.66
NET ASSET VALUE, END OF PERIOD                                                                                           $ 25.68
TOTAL RETURN(3) (%)                                                                                                        11.56(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                                                       --(5)
Ratio of expenses to average net assets (%)                                                                                 1.75(6)
Ratio of net investment loss to average net assets (%)                                                                     (0.42)(6)
Portfolio turnover (%)                                                                                                        15

CLASS A SHARES PERIOD ENDED:                 6-30-99(7)   6-30-00(7)  6-30-01(7)   6-30-02(7),(8)   12-31-02(7),(9)     12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $ 22.35      $ 25.65     $ 26.37      $ 24.98          $  24.03             $ 21.57
Net investment income (loss)(2)                (0.13)       (0.07)      (0.14)       (0.09)             0.01                  --(10)
Net realized and unrealized gain (loss) on
investments                                     3.43         0.79       (1.25)       (0.86)            (2.47)               4.15
TOTAL FROM INVESTMENT OPERATIONS                3.30         0.72       (1.39)       (0.95)            (2.46)               4.15
NET ASSET VALUE, END OF PERIOD               $ 25.65      $ 26.37     $ 24.98      $ 24.03          $  21.57             $ 25.72
TOTAL RETURN(3) (%)                            14.77         2.81       (5.27)       (3.80)(11)       (10.24)(4),(11)      19.24(11)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $   129      $    87     $    81      $   150          $    237             $   392
Ratio of expenses to average net assets (%)     1.31         1.31        1.38         1.37              1.27(6)             1.35
Ratio of adjusted expenses to average net
assets(12) (%)                                    --           --          --         1.40              1.36(6)             1.36
Ratio of net investment income (loss) to
average net assets (%)                         (0.66)       (0.23)      (0.54)       (0.36)             0.07(6)            (0.02)
Portfolio turnover (%)                            14           25           3            3                 1                  15

(1)  CLASS R SHARES BEGAN OPERATIONS ON 8-5-03.
(2)  BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.
(3) ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(4)  NOT ANNUALIZED.
(5)  LESS THAN $500,000.
(6)  ANNUALIZED.
(7)  AUDITED BY PREVIOUS AUDITOR.
(8) EFFECTIVE 5-17-02, SHAREHOLDERS OF THE FORMER U.S. GLOBAL LEADERS GROWTH FUND BECAME OWNERS OF THAT NUMBER OF FULL AND FRACTIONAL SHARES OF CLASS A SHARES OF THE JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND. ADDITIONALLY, THE ACCOUNTING AND PERFORMANCE HISTORY OF THE FORMER U.S. GLOBAL LEADERS GROWTH FUND WAS REDESIGNATED AS THAT OF CLASS A OF JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND.
(9)  EFFECTIVE 12-31-02, THE FISCAL PERIOD END CHANGED FROM JUNE 30 TO DECEMBER
     31.
(10) LESS THAN $0.01 PER SHARE.
(11) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(12) DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING THE PERIODS
     SHOWN.

================================================================================
THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
WITHOUT THE EXPENSE REDUCTIONS, RETURNS FOR CLASS A FOR THE YEAR OR PERIOD ENDED JUNE 30, 2002, AND DECEMBER 31, 2002 AND 2003 WOULD HAVE BEEN (3.83%), (10.29%)
AND 19.23%, RESPECTIVELY.

32  FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS FROM THE SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2004 JOHN HANCOCK FUNDS, LLC    MFRPN   10/04

[JOHN HANCOCK(R) LOGO]

JOHN HANCOCK FUNDS, LLC
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery.